Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Disclosure of Property Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET:

For the year ended December 31, 2022:

	Computers	Leasehold improvements	Development equipment	Furniture and office equipment	Total
Cost
At January 1, 2022	84	7	64	81	236
Additions	43	30	191	40	304
Exchange rate deference	(6)	(4)	(26)	(5)	(41)

At December 31, 2022	121	33	229	116	499
Accumulated depreciation
At January 1, 2022	22	1	8	3	34
Depreciation	33	3	19	6	61
Exchange rate deference	(4)	-	(2)	(1)	(7)

At December 31, 2022	51	4	25	8	88
Net book value:
As of December 31, 2022	70	29	204	108	411

*	Less than thousand dollars

For the year ended December 31, 2021:

	Computers	Leasehold improvements	Development equipment	Furniture and office equipment	Total
Cost
At January 1, 2021	22	7	6	19	54
Additions	62	0	58	62	182

At December 31, 2021	84	7	64	81	236

Accumulated depreciation

At January 1, 2021	7	*	1	1	9
Depreciation	15	1	7	2	25

At December 31, 2021	22	1	8	3	34
Net book value:
As of December 31, 2021	62	6	56	78	202

*	Less than one thousand dollars